Collection Period Ended 30-Apr-2011
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
0.00 0.000000
26,320,013.46 0.383023
0.00 1.000000
0.00 1.000000
26,320,013.46
Interest & Principal
Payment
0.00
26,384,521.39
502,916.67
120,945.67
$27,008,383.73
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
15-Apr-2011
Determination Date 12-May-2011
Record Date 13-May-2011
Amounts in USD
Collection Period (from... to) 1-Apr-2011
Face Amount
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 30/360 Days 30
Summary
15-Apr-2011 15-May-2011
Balance Balance
67,820,000.00 0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00
Balance
220,000,000.00 110,585,030.65 84,265,017.19
0.00
425,000,000.00
Total Note Balance
992,820,000.00
603,405,030.65
577,085,017.19
119.636425
0.000000
Class A-4 Notes 67,820,000.00 67,820,000.00
Pool Balance
1,150,006,889.88
725,399,136.37
693,642,050.81
Overcollateralization 103,010,874.91 89,367,679.62 85,469,537.56
Interest Payment
85,469,537.56 12.90% Current Overcollateralization Amount
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
120,945.67 1.783333
0.293218 119.929643
1.183333 Class A-3 Notes 1.420000% 502,916.67 1.183333
Available Funds
Distributions
1.783333
Total
$688,370.27
Class A-4 Notes 2.140000%
Dates
Collection Period No. 12
30-Apr-2011
16-May-2011 Actual/360 Days 31
Distribution Date 16-May-2011
Adjusted Pool Balance 1,095,830,874.91 692,772,710.27 662,554,554.75
Initial Beginning Ending
0.000000
Principal per $1000
Class A-1 Notes 280,000,000.00 0.00
Yield Supplement Overcollateralization Amount 54,176,014.97 32,626,426.10
Class A-2 Notes
Interest per Interest & Principal Payment
$1000 Face Amount per $1000 Face Amount
31,087,496.06
Target Overcollateralization Amount 85,469,537.56 12.90%
Interest Rate
0.000000
Class A-2 Notes 0.700000% 64,507.93
Class A-1 Notes 0.309120% 0.00 0.000000
Aggregate Principal Distributable Amount
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 318,160.60 (3) Interest Distributable Amount Class A Notes 688,370.27
(7) Additional Servicing Fee and Transition Costs 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Distribution Detail
Total Distribution
34,102,798.28
Available Funds
34,102,798.28
(9) Excess Collections to Certificateholders 6,489,915.27
Total Servicing Fee 604,499.28 604,499.28 0.00
Due Paid Shortfall
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 688,370.27 688,370.27 0.00
Reserve Fund and Investment Earnings
26,320,013.46 26,320,013.46 0.00
Regular Principal Distributable Amount 26,320,013.46 26,320,013.46 0.00
31,397,032.42 (1) Total Servicing Fee
Net Liquidation Proceeds 28,822.34 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
604,499.28
Interest Collections 2,358,556.04 Nonrecoverable Advances to the Servicer 0.00
Principal Collections
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Investment Earnings 226.88 (6) Regular Principal Distributable Amount 26,320,013.46
Available Collections
34,102,798.28
0.00 0.00
Monthly Interest Distributable Amount 688,370.27 688,370.27 0.00
Total Trustee Fee 0.00
thereof on Class A-2 Notes 64,507.93 64,507.93 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
0.00
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
thereof on Class A-4 Notes 0.00 0.00
Reserve Fund Required Amount 2,739,577.19
Reserve Fund
31-60 Days Delinquent
Reserve Fund Deficiency 0.00
Investment Earnings
17.86
Net Investment Earnings on the Collection Account 209.02
Net Investment Earnings on the Reserve Fund
Pool Data
Amount
Pool Statistics
Notice to Investors
Number of Receivables
Investment Earnings for the Collection Period 226.88
As of Cutoff Date Current
Weighted Average APR 4.06% 4.01%
Principal Purchase Amounts 0.00
Principal Gross Losses 360,053.14
Total 693,642,050.81
118
Delinquency Profile *
Current
Amount Number of Receivables
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
plus Net Investment Earnings for the Collection Period 17.86 minus Net Investment Earnings 17.86
Cutoff Date Pool Balance 1,150,006,889.88 38,540
31,484 Pool Balance beginning of Collection Period 725,399,136.37
Pool Balance end of Collection Period 693,642,050.81 30,772
Pool Factor 60.32%
Principal Collections 19,364,630.39
Principal Collections attributable to Full Pay-offs 12,032,402.03
Percentage
689,097,323.38 30,615 99.34%
Weighted Average Number of Remaining Payments 50.23 39.21
11.89 24.05 Weighted Average Seasoning (months)
0.47%
61-90 Days Delinquent 0.11%
15 0.08%
764,557.96 24
91-120 Days Delinquent 537,342.69
3,242,826.78
30,772 100.00%
360,053.14
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.207%
Principal Recoveries 306,974.28
2,379,460.46 Cumulative Principal Net Losses
Principal Net Liquidation Proceeds 28,739.05
Principal Net Losses 24,339.81
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses